Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 23, 2021	Feb. 28, 2021	Jan. 04, 2021
Subsequent Events (Details) [Line Items]
Interest rate											6.00%
Convertible promissory notes										$ 32,500
Proceeds from bank loans				$ 26,603	$ 15,230	$ 17,308	$ 17,735	$ 62,432
Payment for PP&E	$ 11,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible promissory notes											$ 57,500
Convertible promissory notes		$ 25,000
Acquisition of building cost		$ 18,300
Proceeds from bank loans			$ 9,921
Restricted Stock Units (RSUs) [Member]
Subsequent Events (Details) [Line Items]
Granted shares (in Shares)									265,399
Phantom Share Units (PSUs) [Member]
Subsequent Events (Details) [Line Items]
Granted shares (in Shares)									265,399
PRC [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate			5.00%
PRC [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate			6.00%